Contract Assets, Net and Liabilities - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year/period	$ (2,919)	$ (2,949)	$ (2,895)
(Provision) Reversal	2,009	30	(54)
Total	$ (910)	$ (2,919)	$ (2,949)